Parent Only Financial Statements (Details) - USD ($)		12 Months Ended
	May 06, 2024	Mar. 31, 2026	Mar. 31, 2025
Parent Only Financial Statements [Line Items]
Shares allotted and issued	50,000
Material contingencies
Maximum [Member]
Parent Only Financial Statements [Line Items]
Percentage of restricted net assets of consolidated subsidiaries		25.00%
Charming Medical Limited [Member] | Maximum [Member]
Parent Only Financial Statements [Line Items]
Percentage of restricted net assets of consolidated subsidiaries		25.00%
Charming Medical Limited [Member] | Minimum [Member]
Parent Only Financial Statements [Line Items]
Percentage of restricted net assets of consolidated subsidiaries		25.00%